Performance Management - BTS Managed Income Fund	Apr. 21, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The performance information set forth below reflects the historical performance of the Fund shares. Updated performance information is available at no cost by visiting www.btsfunds.com or by calling 1-877-BTS-9820.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception.
Bar Chart Does Not Reflect Sales Loads [Text]	Class I returns do not reflect sales charges and distribution and/or service (12b-1) fees and would be lower if they did
Bar Chart [Heading]	Performance Bar Chart For Calendar Years Ended December 31 Class I returns do not reflect sales charges and distribution and/or service (12b-1) fees and would be lower if they did.
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	5.85%
Worst Quarter:	2nd Quarter 2022	(7.77)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	5.85%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(7.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from thoseshown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Life of Fund (inception 12-31-18)
Class I shares
Return before taxes	5.68%	0.53%	2.15%
Return after taxes on distributions	3.34%	(0.72)%	1.05%
Return after taxes on distributions and sale of Fund shares	3.35%	(0.10)%	1.20%
Class A shares
Return before taxes	1.47%	(0.46)%	1.23%
Return before taxes without a sales load	5.40%	0.31%	1.98%
Class C shares
Return before taxes	4.73%	(0.44)%	1.43%
Class R shares
Return before taxes	5.15%	0.05%	1.79%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	1.99%

Performance Table One Class of after Tax Shown [Text]	After tax returns are not shown for Class A, C and R shares and would differ from those of Class I shares
Index No Deduction for Fees, Expenses, or Taxes [Text]	Index does not reflect any fees or expenses
Performance Table Closing [Text Block]

Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from thoseshown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A, C and R shares and would differ from those of Class I shares.

Performance Availability Website Address [Text]	www.btsfunds.com
Performance Availability Phone [Text]	1-877-BTS-9820